T. ROWE PRICE Retirement I 2035 Fund - I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 16.4%
T. Rowe Price Funds:
New Income Fund  455,532 149,667 46,845 57,371,110 532,978
International Bond Fund (USD
Hedged)  152,127 48,133 16,505 18,077,331 174,808
U.S. Treasury Long-Term Index
Fund  123,883 69,643 16,427 15,814,508 174,434
Dynamic Global Bond Fund  106,912 43,189 11,427 13,769,580 132,463
Limited Duration Inflation
Focused Bond Fund  77,471 88,447 84,808 14,937,208 78,719
Emerging Markets Bond Fund  69,568 16,695 8,794 6,865,870 67,354
High Yield Fund  69,615 15,881 17,132 10,249,676 65,290
Floating Rate Fund  47,437 23,616 5,500 6,854,386 64,843
Total Bond Mutual Funds (Cost $1,353,726) 1,290,889
EQUITY MUTUAL FUNDS 81.8%
T. Rowe Price Funds:
Value Fund  1,211,533 368,057 148,914 28,531,555 1,284,776
Growth Stock Fund (2) 1,069,731 292,678 127,936 11,406,201 1,026,102
Equity Index 500 Fund  798,956 176,156 154,176 7,126,945 821,238
International Value Equity Fund  504,981 137,544 46,934 36,127,004 546,601
Overseas Stock Fund  491,712 112,051 40,604 40,862,621 512,826
International Stock Fund  452,248 140,713 38,423 24,495,709 453,416
Mid-Cap Value Fund  273,747 63,225 40,348 8,075,057 274,067
Mid-Cap Growth Fund (2) 237,503 74,332 19,783 2,413,123 249,107
Emerging Markets Stock Fund  251,554 54,468 37,169 4,735,851 199,711
Real Assets Fund  169,451 38,980 13,505 12,904,246 192,918
Emerging Markets Discovery
Stock Fund  95,685 133,891 10,451 13,503,514 190,399
Small-Cap Value Fund  165,510 39,045 12,731 3,017,270 173,946
Small-Cap Stock Fund  175,340 37,847 12,629 2,753,831 172,362
New Horizons Fund (2) 132,650 35,464 10,002 1,864,204 118,955
U.S. Large-Cap Core Fund  84,893 49,792 8,003 3,527,939 116,069
U.S. Equity Research Fund  – 103,283 2,467 2,318,725 96,552
Total Equity Mutual Funds (Cost $5,678,202) 6,429,045
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  761 170,904 170,595 11,003 1,094
Total Other Mutual Funds (Cost $1,071) 1,094

T. ROWE PRICE Retirement I 2035 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 99,751 486,762 441,888 144,624,551 144,625
Total Short-Term Investments (Cost $144,625) 144,625
Total Investments in Securities 100.0%
(Cost $7,177,624) $ 7,865,653
Other Assets Less Liabilities (0.0)% (771)
Net Assets 100.0% $ 7,864,882
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2035 Fund - I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 132 MSCI EAFE Index contracts 3/22 (14,255) $ 704
Short, 303 Russell 2000 E-Mini Index contracts 3/22 (30,974) 2,472
Long, 66 S&P 500 E-Mini Index contracts 3/22 14,415 273
Net payments (receipts) of variation margin to date (3,296)
Variation margin receivable (payable) on open futures contracts $ 153

T. ROWE PRICE Retirement I 2035 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 2,166 $ (6,211) $ 2,690
Emerging Markets Bond Fund  (153) (10,115) 2,798
Emerging Markets Discovery Stock Fund  6,078 (28,726) 3,441
Emerging Markets Stock Fund  18,110 (69,142) 4,320
Equity Index 500 Fund  32,998 302 9,248
Floating Rate Fund  (11) (710) 1,859
Growth Stock Fund  147,754 (208,371) —
High Yield Fund  37 (3,074) 3,127
International Bond Fund (USD Hedged)  2,555 (8,947) 2,672
International Stock Fund  36,650 (101,122) 7,863
International Value Equity Fund  9,519 (48,990) 17,731
Limited Duration Inflation Focused Bond Fund  2,515 (2,391) 1,682
Mid-Cap Growth Fund  31,968 (42,945) —
Mid-Cap Value Fund  26,170 (22,557) 4,352
New Horizons Fund  25,335 (39,157) —
New Income Fund  7,013 (25,376) 7,359
Overseas Stock Fund  11,556 (50,333) 13,039
Real Assets Fund  3,906 (2,008) 4,966
Small-Cap Stock Fund  18,107 (28,196) 760
Small-Cap Value Fund  15,469 (17,878) 1,808
Transition Fund  905 24 34
U.S. Equity Research Fund  1,122 (4,264) 387
U.S. Large-Cap Core Fund  10,059 (10,613) 1,025
U.S. Treasury Long-Term Index Fund  (352) (2,665) 2,310
Value Fund  155,462 (145,900) 17,896
U.S. Treasury Money Fund, 0.14% — — 91
Totals $ 564,938# $ (879,365) $ 111,458+
# Capital gain distributions from mutual funds represented $400,181 of the net realized gain
(loss).
+ Investment income comprised $111,458 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2035 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2035 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Retirement I 2035 Fund - I Class

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets,

T. ROWE PRICE Retirement I 2035 Fund - I Class

cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R416-054Q3 02/22